Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of long-term debt instruments
The following table presents information about the Company’s total indebtedness at December 31, 2017 and December 31, 2016 (in thousands):

	December 31, 2017			December 31, 2016
	Effective Interest Rate	Principal Amount	Carrying Amount	Effective Interest Rate	Principal Amount	Carrying Amount
7.25% Senior Notes due 2022	7.91%	$400,000	$390,974	7.91%	$400,000	$389,150
5.75% Senior Notes due 2022	6.04%	700,000	692,855	6.04%	700,000	691,339
5.375% Senior Notes due 2023	5.62%	750,000	742,048	5.62%	750,000	740,733
6.00% Senior Notes due 2023	6.28%	1,635,000	1,613,446	6.28%	1,635,000	1,610,280
5.875% Senior Secured Notes due 2024	6.14%	300,000	295,513	—	—	—
6.00% Senior Notes due 2025	6.27%	1,200,000	1,181,243	6.27%	1,200,000	1,179,203
Term Loan A Facility Due 2019	—	—	—	2.95%	941,875	932,824
Term Loan B Facility Due 2022	—	—	—	4.06%	2,772,000	2,728,919
Term Loan B Facility Due 2024	5.46%	3,397,925	3,360,103	—	—	—
Other debt	1.50%	55	55	1.50%	55	55
Total long-term debt, net		$8,382,980	$8,276,237		$8,398,930	$8,272,503
Less current portion, net		34,205	34,205		131,125	131,125
Total long-term debt, less current portion, net		$8,348,775	$8,242,032		$8,267,805	$8,141,378

Any outstanding amounts borrowed pursuant to the 2017 Credit Facility will immediately mature if any of the following of our senior notes (other than, in the case of the 2017 Revolving Credit Facility, the 5.375% Senior notes due 2023 and the 6.00% Senior Notes due 2023) are not refinanced or repaid in full prior to the date that is 91 days prior to the stated maturity date thereof:

Instrument	Maturity Date
7.25% Senior Notes due 2022	January 15, 2022
5.75% Senior Notes due 2022	January 15, 2022
5.375% Senior Notes due 2023	January 15, 2023
6.00% Senior Notes due 2023	July 15, 2023

Outstanding principal balance of non-recourse notes percentage
On or after April 15, 2020, the Issuers may on any one or more occasions redeem all or a part of the 2024 Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, on the notes redeemed if such notes are redeemed during the twelve-month period beginning on April 15 of the years indicated below:

Year	Percentage
2020	102.938%
2021	101.469%
2022 and thereafter	100.000%

Schedule of maturities of long-term debt
The following table presents, subsequent to the closing of the April 2017 Refinancing, the maturities on our long-term debt for each of the five fiscal years subsequent to December 31, 2017 (in thousands):

Maturities (1)
2018	$34,205
2019	$34,150
2020	$34,150
2021	$34,150
2022	$1,134,150
__________

(1)
Any outstanding amounts borrowed pursuant to the 2017 Credit Facility will immediately mature if certain of our senior notes (enumerated above under the heading “April 2017 Refinancing”) (other than, in the case of the 2017 Revolving Credit Facility, the 5.375% Senior Notes due 2023 and the 6.00% Senior Notes due 2023) are not refinanced or repaid in full prior to the date that is 91 days prior to the respective stated maturity dates thereof. Accordingly, we may be required to repay or refinance senior notes with an aggregate principal amount of $1,100.0 million in 2021, despite such notes having stated maturities in 2022. Similarly, we may be required to repay or refinance senior notes with an aggregate principal amount of $750.0 million in 2022, despite such notes having stated maturities in 2023. The amounts in this maturities table do not reflect any such early payment; rather, they reflect stated maturity dates.